Note 9 - Construction Deposit	12 Months Ended
Dec. 31, 2011
Construction Deposit Disclosure [Text Block]
Note 9 - Construction Deposit

At December 31, 2011, the Company had a refundable deposit of $634,830 to an independent contractor for the Phase II factory construction project at Nova Dongguan. Total cost of this project is estimated to be $6.16 million. The Company commenced construction in January 2012 and expects to complete construction by the end of 2012.